SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 50.6%
	Automobiles & Components — 0.5%
	Automobile Components — 0.5%
[a]	Mobileye Global, Inc. Class A	17,553	$ 492,976
			492,976
	Banks — 2.1%
	Banks — 2.1%
	BNP Paribas SA	9,575	610,442
	Citigroup, Inc.	12,653	802,959
	JPMorgan Chase & Co.	3,976	804,186
			2,217,587
	Capital Goods — 1.9%
	Aerospace & Defense — 0.6%
	L3Harris Technologies, Inc.	2,560	574,925
	Electrical Equipment — 0.4%
	Vertiv Holdings Co. Class A	5,349	463,063
	Machinery — 0.3%
	FANUC Corp.	12,200	334,327
	Trading Companies & Distributors — 0.6%
	ITOCHU Corp.	13,500	659,015
			2,031,330
	Commercial & Professional Services — 0.8%
	Professional Services — 0.8%
	Jacobs Solutions, Inc.	6,196	865,643
			865,643
	Consumer Discretionary Distribution & Retail — 4.3%
	Broadline Retail — 3.8%
[a]	Amazon.com, Inc.	10,462	2,021,782
[a]	MercadoLibre, Inc.	638	1,048,489
[a]	PDD Holdings, Inc. ADR	7,103	944,344
	Specialty Retail — 0.5%
	Home Depot, Inc.	1,713	589,683
			4,604,298
	Consumer Durables & Apparel — 1.4%
	Textiles, Apparel & Luxury Goods — 1.4%
	Kalyan Jewellers India Ltd.	102,899	620,572
	LVMH Moet Hennessy Louis Vuitton SE	1,131	864,344
			1,484,916
	Consumer Services — 2.8%
	Hotels, Restaurants & Leisure — 2.8%
[a]	Airbnb, Inc. Class A	8,717	1,321,759
	Galaxy Entertainment Group Ltd.	205,000	955,558
	Wyndham Hotels & Resorts, Inc.	9,043	669,182
			2,946,499
	Energy — 1.3%
	Energy Equipment & Services — 0.4%
	Liberty Energy, Inc. Class A	20,838	435,306
	Oil, Gas & Consumable Fuels — 0.9%
	Enbridge, Inc.	4,868	173,185
	TotalEnergies SE	12,107	808,170
			1,416,661
	Financial Services — 4.2%
	Capital Markets — 1.8%
	Charles Schwab Corp.	17,608	1,297,533
	CME Group, Inc.	2,781	546,745

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 2.4%
[b]	Home First Finance Co. India Ltd.	24,326	$ 299,920
	Mastercard, Inc. Class A	2,211	975,404
	Visa, Inc. Class A	4,906	1,287,678
			4,407,280
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.8%
	Varun Beverages Ltd.	43,839	855,357
			855,357
	Health Care Equipment & Services — 0.6%
	Health Care Equipment & Supplies — 0.6%
	Medtronic plc	8,377	659,354
			659,354
	Insurance — 1.7%
	Insurance — 1.7%
	NN Group NV	20,324	945,732
[a]	PB Fintech Ltd.	49,562	829,129
			1,774,861
	Materials — 1.3%
	Chemicals — 0.9%
	Linde plc	2,195	963,188
	Metals & Mining — 0.4%
	Glencore plc	76,743	437,616
			1,400,804
	Media & Entertainment — 3.7%
	Interactive Media & Services — 3.7%
	Alphabet, Inc. Class A	10,328	1,881,245
	Meta Platforms, Inc. Class A	4,029	2,031,502
			3,912,747
	Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
	Biotechnology — 1.5%
[a]	BioMarin Pharmaceutical, Inc.	5,428	446,887
[a]	Sarepta Therapeutics, Inc.	7,273	1,149,134
	Life Sciences Tools & Services — 0.3%
[a]	Repligen Corp.	2,541	320,319
	Pharmaceuticals — 3.6%
	AstraZeneca plc	5,396	842,813
	Merck & Co., Inc.	5,273	652,797
	Novo Nordisk AS Class B	5,098	736,161
	Pfizer, Inc.	29,742	832,181
	Roche Holding AG	2,647	735,073
			5,715,365
	Semiconductors & Semiconductor Equipment — 7.1%
	Semiconductors & Semiconductor Equipment — 7.1%
[a]	Advanced Micro Devices, Inc.	5,073	822,891
	ASML Holding NV	862	890,110
	Broadcom, Inc.	996	1,599,108
	NVIDIA Corp.	16,936	2,092,274
	Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	2,173,697
			7,578,080
	Software & Services — 4.0%
	Information Technology Services — 1.0%
	Nomura Research Institute Ltd.	17,300	486,129
[a]	Shopify, Inc. Class A	8,828	583,090
	Software — 3.0%
	Microsoft Corp.	3,316	1,482,086

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SAP SE	2,927	$ 594,083
[a]	ServiceNow, Inc.	1,451	1,141,458
			4,286,846
	Technology Hardware & Equipment — 2.7%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,719	753,778
	Technology Hardware, Storage & Peripherals — 2.0%
	Apple, Inc.	4,895	1,030,985
	Samsung Electronics Co. Ltd.	18,041	1,068,174
			2,852,937
	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 3.0%
	AT&T, Inc.	67,625	1,292,314
	Orange SA	95,296	954,644
[a]	Zegona Communications plc	265,022	884,437
			3,131,395
	Transportation — 1.0%
	Ground Transportation — 1.0%
	Canadian Pacific Kansas City Ltd.	14,043	1,105,605
			1,105,605
	Total Common Stock (Cost $40,700,597)		53,740,541
	Asset Backed Securities — 3.7%
	Auto Receivables — 1.3%
[b]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 24,468	24,441
[b]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	1,000	336,623
	CarMax Auto Owner Trust, Series 2021-1 Class A3, 0.34% due 12/15/2025	48,593	48,308
[b]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	103,436	103,842
	Exeter Automobile Receivables Trust, Series 2021-3A Class C, 0.96% due 10/15/2026	134,605	133,294
	Flagship Credit Auto Trust,
[b]	Series 2019-4 Class R, due 3/15/2027	5,000	246,754
[b]	Series 2022-1 Class A, 1.79% due 10/15/2026	88,528	87,734
	Harley-Davidson Motorcycle Trust, Series 2021-B Class A3, 0.56% due 11/16/2026	109,459	108,074
[b]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	287,615	287,742
			1,376,812
	Other Asset Backed — 1.8%
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	588,138
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	131,319	122,739
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	135,033	89,122
[b]	Foundation Finance Trust, Series 2019-1A Class A, 3.86% due 11/15/2034	262	261
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	109,864
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	53,686	52,438
	Marlette Funding Trust,
[b]	Series 2019-4A Class C, 3.76% due 12/17/2029	2,887	2,887
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	19,889
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	22,393
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	35,277
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	134,059	135,134
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	93,351
	Pagaya AI Debt Trust,
[b]	Series 2022-1 Class A, 2.03% due 10/15/2029	35,952	35,764
[b,e]	Series 2023-5 Class AB, 7.351% due 4/15/2031	102,637	102,998
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	100,000	96,379
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	30,000	29,806
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	283,351
[b]	Upstart Pass-Through Trust Series 2021-ST4 Class CERT, due 7/20/2027	500,000	58,293
[b]	Upstart Securitization Trust, Series 2020-1 Class C, 4.899% due 4/22/2030	6,201	6,191
			1,884,275

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Student Loan — 0.6%
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	$ 306,692	$ 273,756
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	101,265	92,411
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	308,710	263,239
			629,406
	Total Asset Backed Securities (Cost $4,393,296)		3,890,493
	Corporate Bonds — 6.6%
	Banks — 0.1%
	Banks — 0.1%
[e,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	96,294
			96,294
	Capital Goods — 0.2%
	Machinery — 0.2%
	Regal Rexnord Corp., 6.05% due 2/15/2026	250,000	251,100
			251,100
	Energy — 1.0%
	Energy Equipment & Services — 0.3%
[b,c]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	321,216
	Oil, Gas & Consumable Fuels — 0.7%
	Ecopetrol SA,
[c]	6.875% due 4/29/2030	125,000	120,185
[c]	8.875% due 1/13/2033	117,000	120,955
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	96,643
[c]	7.69% due 1/23/2050	315,000	226,746
[b,c]	Raizen Fuels Finance SA, 6.45% due 3/5/2034	200,000	203,028
			1,088,773
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	Diversified REITs — 0.3%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	281,951
	Retail REITs — 0.3%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	300,000	296,682
			578,633
	Financial Services — 1.7%
	Capital Markets — 1.0%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	173,217
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	263,167
[b]	GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	338,693
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	229,015
	Financial Services — 0.7%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	246,200
[c,e]	HSBC Holdings plc, 3.973% (TSFR3M + 1.87%) due 5/22/2030	350,000	326,925
[e]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	200,000	212,358
			1,789,575
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.2%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	200,000	211,828
			211,828
	Insurance — 0.2%
	Insurance — 0.2%
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	250,000	250,435
			250,435
	Materials — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.4%
[b,c]	POSCO, 5.625% due 1/17/2026	$ 200,000	$ 200,296
[b,c]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	203,996
			404,292
	Media & Entertainment — 0.6%
	Media — 0.6%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp.,4.25% due 2/1/2031 - 1/15/2034	750,000	597,748
			597,748
	Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	104,685
			104,685
	Software & Services — 0.3%
	Internet Software & Services — 0.2%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	261,708
	Software — 0.1%
[b]	GoTo Group, Inc.,5.50% due 5/1/2028	184,029	104,418
			366,126
	Technology Hardware & Equipment — 0.2%
	Electronic Equipment, Instruments & Components — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	225,578
			225,578
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
	AT&T, Inc., 5.539% due 2/20/2026	250,000	250,020
			250,020
	Utilities — 0.8%
	Electric Utilities — 0.5%
	AEP Texas, Inc., 5.40% due 6/1/2033	300,000	291,945
	Black Hills Corp., 6.15% due 5/15/2034	250,000	254,942
	Multi-Utilities — 0.3%
[b,c]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	259,195
			806,082
	Total Corporate Bonds (Cost $7,004,056)		7,021,169
	Other Government — 2.0%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	1,000,000	597,435
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	166,163
[b,g]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	222,661
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	143,278
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	12,650,000	222,972
[c]	Panama Bonos del Tesoro, Series DOM, 6.375% due 7/25/2033	100,000	93,977
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	358,347
	U.K. Gilts (GBP), 1.625% due 10/22/2028	275,000	315,416
	Total Other Government (Cost $2,121,805)		2,120,249
	U.S. Treasury Securities — 9.3%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2052	563,105	319,606
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 7/15/2024 - 1/15/2031	3,154,458	2,814,688
	1.125%, 1/15/2033	231,546	214,234
	1.25%, 4/15/2028	209,040	201,985
	U.S. Treasury Notes,
	0.875%, 9/30/2026	400,000	368,156
	1.125%, 2/15/2031	1,200,000	981,187
	3.50%, 2/15/2039	400,000	359,688
	3.875%, 8/15/2033	250,000	240,547
	4.00%, 2/15/2034	1,800,000	1,747,687

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.125%, 11/15/2032	$ 550,000	$ 540,805
	4.50%, 11/15/2033	2,050,000	2,069,219
	Total U.S. Treasury Securities (Cost $10,080,614)		9,857,802
	Mortgage Backed — 10.8%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	28,767	27,356
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	255,424
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	209,576
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	100,000	42,687
[b,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	100,000	35,841
[b,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	99,907	30,332
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	157,441	155,145
[b,e]	CSMC Trust, CMBS, Series 2020-522F Class A, 9.182% (TSFR1M + 3.85%) due 9/16/2025	100,000	58,589
[b]	DataBank Issuer LLC, CMBS, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	192,219
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	213,252
[b,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	236,938	202,794
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	247,860	211,089
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	40,944	38,249
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	275,032	224,521
	Pool SD4175, 2.50% due 6/1/2052	1,084,971	887,453
	Pool SD8242, 3.00% due 9/1/2052	595,130	506,168
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	64,340	55,025
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	625,033	511,246
	Pool CB1388, 2.50% due 8/1/2051	541,765	445,367
	Pool CB2301, 3.00% due 12/1/2051	473,550	402,861
	Pool FM8658, 2.50% due 9/1/2051	927,414	758,081
	Pool FM8761, 2.50% due 9/1/2051	378,245	308,939
	Pool FS5447, 2.50% due 9/1/2052	355,154	291,378
	Pool FS6130, 2.50% due 7/1/2052	540,969	442,486
	Pool FS6157, 3.00% due 9/1/2052	1,014,548	864,461
	Pool MA4512, 2.50% due 1/1/2052	747,381	611,783
	Pool MA4548, 2.50% due 2/1/2052	537,976	440,204
	Pool MA4653, 3.00% due 7/1/2052	524,155	446,005
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 3.998% due 12/25/2049	112,561	97,171
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	190,637	173,118
[b,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	236,961	218,580
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	215,000	209,460
[b,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	245,000	212,559
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	194,477	158,297
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	303,246	254,967
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	34,827	33,739
[b,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	258,455	246,671
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	341,838	308,912
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	212,213
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	204,580
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.66% due 7/25/2048	152,375	134,573
[b,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	205,000	204,463
	Total Mortgage Backed (Cost $11,721,349)		11,537,834
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[h]	Imagefirst Holdings LLC, 9.566% (SOFR + 4.75%) due 4/27/2028	197,978	197,483
			197,483
	Total Loan Participations (Cost $195,505)		197,483

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Exchange-Traded Funds — 3.1%
[a]	Invesco DB Base Metals Fund	34,412	$ 693,058
[a]	SPDR Gold Shares Fund	5,318	1,143,423
[a]	U.S. Oil Fund LP	18,036	1,435,485
	Total Exchange-Traded Funds (Cost $2,548,886)		3,271,966
	Short-Term Investments — 13.7%
[i]	Thornburg Capital Management Fund	1,457,799	14,577,993
	Total Short-Term Investments (Cost $14,577,993)		14,577,993
	Total Investments — 100.0% (Cost $93,344,101)		$106,215,530
	Other Assets Less Liabilities — 0.0%		18,077
	Net Assets — 100.0%		$106,233,607

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	4,025,000	7/31/2024	4,316,457	$ —	$ (2,332)
Japanese Yen	MSC	Buy	614,060,000	7/31/2024	3,833,503	—	(167,209)

Total						—	$(169,541)

Net unrealized appreciation (depreciation)							$(169,541)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $12,440,899, representing 11.71% of the Fund’s net assets.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	When-issued security.
h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2024.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	June 30, 2024 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/24	Dividend Income
Thornburg Capital Mgmt. Fund	$4,641,593	$39,451,036	$(29,514,636)	$-	$-	$14,577,993	$195,914